Financial Expense (Income) Net (Details) - Schedule of financial expense income net - Financial Expense (Income) Net [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Expense (Income) Net (Details) - Schedule of financial expense income net [Line Items]
Reevaluation of securities, net	$ (85)		$ (1)
Reevaluation of other investments		324	(316)
Reevaluation of derivative warrant liabilities		1	(2,071)
Exchange rate differences		(601)	1,000
Other	(94)	(153)	(181)
Financial expense income net total	$ (179)	$ (429)	$ (1,569)